Debt (Narrative) (Details) $ in Millions						1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2021 EUR (€)	Feb. 18, 2021 EUR (€)	Feb. 16, 2021 USD ($)	Feb. 11, 2021 EUR (€)	Jan. 20, 2021 USD ($) payment	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Apr. 30, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Feb. 26, 2021 CAD ($)	Feb. 25, 2021 CAD ($)	Jan. 27, 2021 CAD ($)	Jan. 13, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 NZD ($)	Dec. 31, 2020 GBP (£)	Nov. 24, 2020 USD ($)	Oct. 29, 2020 USD ($)	Oct. 15, 2020 USD ($)	Jul. 24, 2020 USD ($) employee	May 31, 2020 AUD ($)	Apr. 30, 2020 GBP (£)	Apr. 29, 2020 GBP (£)	Dec. 31, 2019 CAD ($)	Oct. 31, 2019 GBP (£)	Sep. 30, 2019 NZD ($)	Nov. 30, 2017 USD ($)
Debt Instrument
Payments under bankruptcy court order for operating lease					$ 756,000,000																															$ 650,000,000
Number of payments under bankruptcy court order for operating lease					9																															6
Monthly payments under bankruptcy court order for operating lease					$ 84,000,000										$ 108,000,000
Outstanding principal								$ 200,000,000							2,700,000,000		$ 2,700,000,000		$ 2,700,000,000
Liabilities held for sale													$ 0		1,431,000,000		1,431,000,000		0
Debt to mature in 2020															2,748,000,000		2,748,000,000
Liabilities subject to compromise													4,978,000,000		4,965,000,000		4,965,000,000		0
Assets													16,610,000,000		16,908,000,000	[1]	16,908,000,000	[1]	24,627,000,000	[1]
Total liabilities													16,320,000,000		$ 16,815,000,000	[1]	$ 16,815,000,000	[1]	22,739,000,000	[1]
Restricted net assets of subsidiaries as percentage of total consolidated net assets, greater than															25.00%		25.00%											25.00%	25.00%	25.00%	25.00%	25.00%
Availability under borrowing base limitation													943,000,000		$ 1,415,000,000		$ 1,415,000,000
Interest expense, net																	70,000,000
Loss on extinguishment of debt																	$ (5,000,000)		(43,000,000)		$ (22,000,000)
Consolidated Entity Excluding Variable Interest Entities (VIE)
Debt Instrument
Minority ownership interest, percent																	25.00%
Assets															464,000,000		$ 464,000,000		1,100,000,000
Total liabilities															464,000,000		464,000,000		1,100,000,000
Subsequent Event
Debt Instrument
Payments under bankruptcy court order for operating lease					$ 756,000,000
Number of payments under bankruptcy court order for operating lease | payment					9
Monthly payments under bankruptcy court order for operating lease					$ 84,000,000
Accrued liabilities
Debt Instrument
Interest expense, net																	136,000,000		61,000,000
Letters of credit facility
Debt Instrument
Aggregate maximum borrowings													688,000,000		740,000,000		740,000,000
Outstanding standby letters of credit															17,000,000		17,000,000
HVIF Series 2020-1 A Notes
Debt Instrument
Debt face amount																																	$ 3,500,000,000
Interest rate																																	3.00%
HVIF Series 2020-1 B Notes
Debt Instrument
Debt face amount																																	$ 500,000,000
Interest rate																																	3.75%
HVIF Series 2020-1 Notes
Debt Instrument
Interest rate																																	55.00%
HIL Notes
Debt Instrument
Debt face amount | €																							€ 250,000,000						€ 250,000,000
European ABS
Debt Instrument
Outstanding principal | €																							€ 450,000,000
European ABS | Subsequent Event
Debt Instrument
Maximum amount outstanding during period | €	€ 180,000,000	€ 187,000,000		€ 201,000,000
Corporate Debt
Debt Instrument
Debt to mature in 2020															1,016,000,000		1,016,000,000
Liabilities subject to compromise															760,000,000		760,000,000
Availability under borrowing base limitation													900,000,000		1,400,000,000		1,400,000,000
Revolving Credit Facility | Letters of credit facility
Debt Instrument
Debt face amount																			250,000,000																								$ 400,000,000
Senior RCF
Debt Instrument
Outstanding standby letters of credit													34,000,000
Alternative Senior Credit Facility
Debt Instrument
Outstanding standby letters of credit															114,000,000		114,000,000
Maximum amount outstanding during period																	200,000,000
US Vehicle RCF
Debt Instrument
Repayments of debt							$ 93,000,000
Senior RCF
Debt Instrument
Availability under borrowing base limitation													0		0		0
Senior Notes
Debt Instrument
Outstanding principal													$ 2,700,000,000		$ 2,700,000,000		$ 2,700,000,000
5.500% Senior Notes due October 2024
Debt Instrument
Interest rate													5.50%		5.50%		5.50%						5.50%					5.50%	5.50%	5.50%	5.50%	5.50%
Outstanding principal													$ 800,000,000		$ 800,000,000		$ 800,000,000		800,000,000
7.125% Senior Notes due August 2026
Debt Instrument
Debt face amount										$ 500,000,000
Interest rate										7.125%			7.125%										7.125%
Outstanding principal													$ 500,000,000		$ 500,000,000		$ 500,000,000
5.875% Senior Notes due October 2020
Debt Instrument
Interest rate										5.875%					5.875%		5.875%											5.875%	5.875%	5.875%	5.875%	5.875%
Repayments of debt										$ 700,000,000
7.375% Senior Notes due January 2021
Debt Instrument
Interest rate										7.375%					7.375%		7.375%											7.375%	7.375%	7.375%	7.375%	7.375%
Repayments of debt										$ 500,000,000
6.000% Senior Notes due January 2028
Debt Instrument
Debt face amount									$ 900,000,000
Interest rate									6.00%				6.00%										6.00%
Outstanding principal													$ 900,000,000		$ 900,000,000		$ 900,000,000
7.625% Senior Notes Due 2026
Debt Instrument
Interest rate									7.625%
Repayments of debt									$ 900,000,000
6.250% Senior Notes due October 2022
Debt Instrument
Interest rate													6.25%		6.25%		6.25%						6.25%					6.25%	6.25%	6.25%	6.25%	6.25%
Outstanding principal													$ 500,000,000		$ 500,000,000		$ 500,000,000		500,000,000
Senior Second Priority Secured Notes, 7.625%, Due 2022
Debt Instrument
Interest rate															7.625%		7.625%											7.625%	7.625%	7.625%	7.625%	7.625%
Fleet Debt
Debt Instrument
Debt to mature in 2020															$ 1,732,000,000		$ 1,732,000,000
Availability under borrowing base limitation													43,000,000		15,000,000		15,000,000
HVF II U.S. ABS Program
Debt Instrument
Outstanding principal															1,940,000,000		1,940,000,000		2,644,000,000
Availability under borrowing base limitation													0
HVF II Series 2013-A, Class A
Debt Instrument
Outstanding principal															$ 1,940,000,000		$ 1,940,000,000		2,644,000,000
Average interest rate (as a percent)															3.39%		3.39%											3.39%	3.39%	3.39%	3.39%	3.39%
HVF II Series 2019-1
Debt Instrument
Debt face amount												$ 745,000,000
Outstanding principal															$ 0		$ 0		650,000,000
Average interest rate (as a percent)															2.31%		2.31%											2.31%	2.31%	2.31%	2.31%	2.31%
HVF II U.S. Vehicle Medium Term Notes, Series 2019-2 Rental Car Asset Backed Notes, Class A, B, C and D
Debt Instrument
Aggregate maximum borrowings									$ 800,000,000		$ 799,000,000
HFLF Series 2013-2 Notes due March 2022
Debt Instrument
Outstanding principal								600,000,000
HFLF Series 2013-2 Notes
Debt Instrument
Repayments of debt								316,000,000
Outstanding principal															$ 0		$ 0		286,000,000
Debt instrument, net change								100,000,000
Average interest rate (as a percent)															6.12%		6.12%											6.12%	6.12%	6.12%	6.12%	6.12%
HFLF Medium Term Notes
Debt Instrument
Outstanding principal															$ 0		$ 0		1,375,000,000
HFLF Series 2016-1
Debt Instrument
Outstanding principal															0		0		34,000,000
European Fleet Notes
Debt Instrument
Debt face amount | €																							€ 725,000,000
Outstanding principal													$ 853,000,000		$ 888,000,000		$ 888,000,000		810,000,000
Average interest rate (as a percent)															5.07%		5.07%											5.07%	5.07%	5.07%	5.07%	5.07%
European Fleet Notes, 5.500%, Due March 2023
Debt Instrument
Interest rate													5.50%		5.50%		5.50%						5.50%					5.50%	5.50%	5.50%	5.50%	5.50%
Outstanding principal													$ 588,000,000		$ 612,000,000		$ 612,000,000		559,000,000
European ABS
Debt Instrument
Outstanding principal															$ 263,000,000		$ 263,000,000		766,000,000
Average interest rate (as a percent)															1.60%		1.60%											1.60%	1.60%	1.60%	1.60%	1.60%
European ABS
Debt Instrument
Availability under borrowing base limitation													4,000,000		$ 0		$ 0
Hertz Canadian Securitization
Debt Instrument
Outstanding principal															$ 53,000,000		$ 53,000,000		241,000,000							$ 350		$ 350
Average interest rate (as a percent)															3.67%		3.67%											3.67%	3.67%	3.67%	3.67%	3.67%
Availability under borrowing base limitation													$ 0		$ 0		$ 0
UK Leveraged Financing
Debt Instrument
Outstanding principal															$ 105,000,000		$ 105,000,000		247,000,000
Average interest rate (as a percent)															3.01%		3.01%											3.01%	3.01%	3.01%	3.01%	3.01%
HFLF Series 2017-1
Debt Instrument
Outstanding principal															$ 0		$ 0		229,000,000
Average interest rate (as a percent)															2.94%		2.94%											2.94%	2.94%	2.94%	2.94%	2.94%
HFLF Series 2018-1
Debt Instrument
Outstanding principal															$ 0		$ 0		462,000,000
Average interest rate (as a percent)															2.74%		2.74%											2.74%	2.74%	2.74%	2.74%	2.74%
HFLF Medium Term Notes, Series 2019-1 Asset Back Notes, Class A, B, C, D and E
Debt Instrument
Outstanding principal											650,000,000
HVF II Series 2013-A Notes, Due March 2021
Debt Instrument
Outstanding principal											4,100,000,000	3,400,000,000
HVF II Series 2018-1 Class A, B, C and D
Debt Instrument
Debt instrument, net change												400,000,000
HVF II Series 2013-A Notes
Debt Instrument
Outstanding principal								4,900,000,000
Debt instrument, net change								$ 750,000,000
Line of credit facility transitioning amount												$ 300,000,000
Line of credit facility, period increase (decrease)											40,000,000
Donlen Canadian Securitization
Debt Instrument
Repayments of debt											$ 734,000,000
Outstanding principal															$ 0		$ 0		24,000,000																					$ 50
Liabilities held for sale															$ 27,000,000		$ 27,000,000
Average interest rate (as a percent)															1.54%		1.54%											1.54%	1.54%	1.54%	1.54%	1.54%
Donlen Canadian Securitization | Subsequent Event
Debt Instrument
Outstanding principal																								$ 37	$ 50
Debtor In Possession Credit Agreement
Debt Instrument
DIP credit agreement, amount																																			$ 1,650,000,000
DIP credit agreement, minimum draw amount																																		$ 250,000,000
Debtor In Possession Credit Agreement | Subsequent Event
Debt Instrument
Proceeds from issuance of debt			$ 250,000,000
Debtor In Possession Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument
DIP credit agreement, interest rate (percent)																																		7.25%
DIP credit agreement, interest rate floor (percent)																																		0.0100
DIP credit agreement, interest rate after significant repayment of pre-petition first lien debt																																		0.0675
Senior Revolving Credit Facility and Letter of Credit Facility
Debt Instrument
Maximum consolidated leverage ratio															3.00		3.00											3.00	3.00	3.00	3.00	3.00
4.125% Senior Notes due October 2021
Debt Instrument
Interest rate													4.125%		4.125%		4.125%						4.125%					4.125%	4.125%	4.125%	4.125%	4.125%
Outstanding principal													$ 265,000,000		$ 276,000,000		$ 276,000,000		251,000,000
Letters of credit facility
Debt Instrument
Aggregate maximum borrowings															299,000,000		299,000,000
Revolving Credit Facility | Senior RCF
Debt Instrument
Aggregate maximum borrowings													194,000,000		225,000,000		225,000,000
Revolving Credit Facility | UK Financing Facility
Debt Instrument
Aggregate maximum borrowings | £																																£ 85,000,000						£ 200,000,000	£ 250,000,000		£ 250,000,000
Revolving Credit Facility | UK Financing Facility | Subsequent Event
Debt Instrument
Aggregate maximum borrowings | £																						£ 100,000,000
Revolving Credit Facility | Australian Securitization, Due June 2021
Debt Instrument
Aggregate maximum borrowings																														$ 210,000,000							$ 270,000,000
Revolving Credit Facility | New Zealand RCF, Due March 2020
Debt Instrument
Aggregate maximum borrowings																																										$ 60,000,000
Revolving Credit Facility | New Zealand RCF, Due June 2021
Debt Instrument
Aggregate maximum borrowings																															$ 75,000,000
DIP Credit Agreement
Debt Instrument
Proceeds from issuance of debt						$ 250,000,000
Payments of debt issuance costs						$ 50,000,000
Liquidity maintenance test													275,000,000		275,000,000		275,000,000
Non-vehicle
Debt Instrument
Proceeds from issuance of debt													560,000,000	$ 1,440,000,000			1,812,000,000		3,016,000,000		557,000,000
Repayments of debt													1,000,000	851,000,000			855,000,000		3,732,000,000		571,000,000
Outstanding principal													$ 740,000,000		243,000,000		243,000,000		3,721,000,000
Loss on extinguishment of debt																	0		(43,000,000)		0
Non-vehicle | Senior Term Loan
Debt Instrument
Outstanding principal															$ 0		$ 0		660,000,000
Average interest rate (as a percent)													3.50%		3.50%		3.50%						3.50%					3.50%	3.50%	3.50%	3.50%	3.50%
Non-vehicle | Senior RCF
Debt Instrument
Outstanding principal																			0
Average interest rate (as a percent)													3.38%		3.41%		3.41%						3.38%					3.41%	3.41%	3.41%	3.41%	3.41%
Non-vehicle | Senior Notes
Debt Instrument
Outstanding principal															$ 0		$ 0		2,700,000,000
Average interest rate (as a percent)													6.11%		6.11%		6.11%						6.11%					6.11%	6.11%	6.11%	6.11%	6.11%
Non-vehicle | 5.875% Senior Notes due October 2020
Debt Instrument
Loss on extinguishment of debt																	$ 0		(2,000,000)		0
Non-vehicle | 7.375% Senior Notes due January 2021
Debt Instrument
Loss on extinguishment of debt																	0		(2,000,000)		0
Non-vehicle | Senior Second Priority Secured Notes, 7.625%, Due 2022
Debt Instrument
Loss on extinguishment of debt																	0		(39,000,000)		0
Non-vehicle | Debtor In Possession Credit Agreement
Debt Instrument
DIP credit agreement, amount													$ 800,000,000																					$ 800,000,000
Vehicle
Debt Instrument
Proceeds from issuance of debt													1,096,000,000	3,661,000,000			4,546,000,000		13,013,000,000		14,009,000,000
Debt face amount													7,000,000,000
Repayments of debt													946,000,000	$ 2,538,000,000			10,751,000,000		11,530,000,000		12,426,000,000
Loss on extinguishment of debt																	(5,000,000)		0		(22,000,000)
Vehicle | HVF II Series 2017-A
Debt Instrument
Loss on extinguishment of debt																	0		0		(2,000,000)
Vehicle | European Fleet Notes
Debt Instrument
Outstanding principal													$ 853,000,000		$ 888,000,000		888,000,000
Average interest rate (as a percent)													5.07%										5.07%
Vehicle | European ABS
Debt Instrument
Outstanding principal													$ 212,000,000		263,000,000		263,000,000
Average interest rate (as a percent)													1.60%										1.60%
Loss on extinguishment of debt																	(5,000,000)		$ 0		$ 0
Vehicle | Hertz Canadian Securitization
Debt Instrument
Outstanding principal													$ 95,000,000		53,000,000		53,000,000
Average interest rate (as a percent)													2.44%										2.44%
Vehicle | UK Leveraged Financing
Debt Instrument
Outstanding principal													$ 91,000,000		105,000,000		105,000,000
Average interest rate (as a percent)													3.03%										3.03%
Vehicle | HVF II Series 2013-A Notes
Debt Instrument
Outstanding principal													$ 1,665,000,000		1,940,000,000		1,940,000,000
Average interest rate (as a percent)													3.41%										3.41%
Vehicle | Debtor In Possession Credit Agreement
Debt Instrument
DIP credit agreement, amount															1,100,000,000		1,100,000,000										$ 400						$ 1,000,000,000
Vehicle | Debtor In Possession Credit Agreement | Subsequent Event
Debt Instrument
DIP credit agreement, amount																											$ 400
Vehicle | Secured Fleet Financing
Debt Instrument
DIP credit agreement, amount																																	$ 4,000,000,000
Vehicle | D F L F Series20201 Notes
Debt Instrument
Repayments of debt																	250,000,000
Outstanding principal															400,000,000		400,000,000
Line of credit facility, period increase (decrease)																	50,000,000
Committed funding available															$ 300,000,000		$ 300,000,000

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.